Commitments and Contingencies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Minimum Lease Payment
2014	$ 42,240	$ 63,484
2015	0	0
Total minimum lease payments	42,240	63,484
Less: Interest	(525)	(1,176)
Net minimum lease payments	41,715	62,308
Less: Current portion	(41,715)	(62,308)
Long-term portion of minimum lease payments	$ 0	$ 0